Investments in subsidiaries (Detail information of subsidiaries disposal or acquirement) (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2017 CNY (¥)
Disclosure of subsidiaries [line items]
Reclassification from non-controlling interest to reserve due to equity transaction	¥ 0
Difference between consideration paid and derecognised non-controlling interest recorded in reserve	866,859
Capital surplus [member]
Disclosure of subsidiaries [line items]
Reclassification from non-controlling interest to reserve due to equity transaction	28,054
Difference between consideration paid and derecognised non-controlling interest recorded in reserve	0
Suzhou Combined Cycle Co-generation [member]
Disclosure of subsidiaries [line items]
Reclassification from non-controlling interest to reserve due to equity transaction	¥ 28,000
Huaneng (Luoyuan) Port Limited Company [member]
Disclosure of subsidiaries [line items]
Percentage of equity interest acquired	49.00%
Huaneng (Luoyuan) Port Limited Company [member] | Capital surplus [member]
Disclosure of subsidiaries [line items]
Difference between consideration paid and derecognised non-controlling interest recorded in reserve	¥ 4,000